Income Taxes (Details) - Schedule of deferred tax comprises - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax comprises [Abstract]
Property, plant and equipment	$ 21	$ 21
Intangible assets	$ (5,198)	(5,648)
Stock compensation (in Shares)	815
Other accruals	$ (47)	(57)
Net operating losses	9,095	6,158
Total deferred tax	4,686	474
Valuation allowance	(6,647)	(2,609)
Net deferred tax liabilities	$ (1,961)	$ (2,135)